Credit Quality - Financial assets in default, but not impaired (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Credit quality
Provisions for expected credit losses	$ 5,766	$ 3,913	$ 3,985
Non-performing - Stage 3
Credit quality
Provisions for expected credit losses	1,707	1,355	1,358
Credit risk | Non-performing - Stage 3 | 90 days past due or otherwise in default, not impaired | Gross amount
Credit quality
Provisions for expected credit losses	$ 5,409	5,088	4,522
Provisions for expected credit losses, percentage movement from prior period	6.00%
Provisions for expected credit losses, percentage movement from same period in prior year	20.00%
Credit risk | Non-performing - Stage 3 | 90 days past due or otherwise in default, not impaired | Gross amount | Australia
Credit quality
Provisions for expected credit losses	$ 4,965	4,684	4,295
Provisions for expected credit losses, percentage movement from prior period	6.00%
Provisions for expected credit losses, percentage movement from same period in prior year	16.00%
Credit risk | Non-performing - Stage 3 | 90 days past due or otherwise in default, not impaired | Gross amount | New Zealand
Credit quality
Provisions for expected credit losses	$ 389	340	192
Provisions for expected credit losses, percentage movement from prior period	14.00%
Provisions for expected credit losses, percentage movement from same period in prior year	103.00%
Credit risk | Non-performing - Stage 3 | 90 days past due or otherwise in default, not impaired | Gross amount | Other overseas
Credit quality
Provisions for expected credit losses	$ 55	$ 64	$ 35
Provisions for expected credit losses, percentage movement from prior period	(14.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	57.00%